Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000255242
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Oakmark U.S. Large Cap ETF
Without Sales Load [Member] | C000255242
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	11.81%
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent	4.56%